Note 2 - Summary of Significant Accounting Policies (Details Textual)			9 Months Ended		12 Months Ended
	Mar. 28, 2014 USD ($) shares	Mar. 26, 2014 shares	Sep. 30, 2016 USD ($)	Sep. 30, 2015 USD ($)	Dec. 31, 2015 USD ($) shares	Dec. 31, 2014 USD ($) shares
Allowance for Doubtful Accounts Receivable					$ 0	$ 3,818
Amortization of Intangible Assets					10,920	10,920
Impairment of Intangible Assets, Finite-lived					$ 0	$ 0
Debt Conversion, Converted Instrument, Shares Issued | shares		1,360,000
Canadian Government Grants [Member]
Number of Grants Received			30		11
Grants Receivable			$ 1,100,000		$ 778,000
Canadian Government Grants [Member] | Minimum [Member]
Grant Term			180 days		180 days
Canadian Government Grants [Member] | Maximum [Member]
Grant Term			1 year 180 days		1 year 180 days
Accrued and Unpaid Salary and Unreimbursed Expenses [Member] | Officers [Member]
Stock Issued During Period, Shares, Issued for Services | shares					738,837	664,411
Stock Issued During Period, Value, Issued for Services					$ 309,975	$ 294,798
Accrued and Unpaid Salary and Unreimbursed Expenses [Member] | Third Party Vendors [Member]
Stock Issued During Period, Shares, Issued for Services | shares					631,643	590,476
Stock Issued During Period, Value, Issued for Services					$ 360,364	$ 380,231
Note Payable Principal Balance and Related Accrued Interest [Member] | Note Payable Holders [Member]
Debt Conversion, Converted Instrument, Shares Issued | shares	1,360,000				258,236
Debt Conversion, Original Debt, Amount	$ 584,800				$ 64,559
Part of 2007 Equity Incentive Plan and Options Issued Outside of 2007 Equity Incentive Plan [Member] | Selling, General and Administrative Expenses [Member]
Allocated Share-based Compensation Expense			$ 645,808	$ 1,638,706	$ 1,831,313	$ 871,788